Income Taxes (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Unused tax losses	$ 0
Property and equipment	992	$ 6,440	$ 6,090	$ 5,318
Lease liability	2,709	3,280
Intangible assets	36,562	41,829
Investment accounted for using the equity method	0	24,989	$ 103,821	$ 0
Debentures	(36,020)	(37,540)
Investment in subsidiaries	0	24,989
Other	1,665	1,104
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Unused tax losses	237,115	235,546
Property and equipment	5,778	5,225
Lease liability	2,709	3,280
Equity investments	7,587	7,523
Intangible assets	31,934	30,341
Investment accounted for using the equity method	78,005	79,109
Debentures	5,595	2,185
Financing costs	1,720	2,643
Research and development expenditures	3,006	3,406
Investment in subsidiaries	3,742	3,395
Capital losses	6,511	0
Other	34	419
Deferred tax assets	$ 383,736	$ 373,072